Loans Receivable, Net (Impaired Financing Receivables) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 440,000	$ 1,636,848
Impaired financing receivable, recorded investment	39,946,538	40,797,186
Impaired financing receivable, unpaid principal balance	45,146,178	45,669,209
Impaired financing receivable, average recorded investment	41,555,434	34,287,940
Impaired financing receivable, interest income, accrual method	1,195,659	1,580,582
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	4,500,902	2,201,560
Impaired financing receivable, with no related allowance, unpaid principal balance	4,611,873	2,456,960
Impaired financing receivable, with no related allowance, average recorded investment	4,531,543	2,066,066
Impaired financing receivable, with no related allowance, interest income, accrual method	130,896	65,818
Impaired financing receivable, with related allowance, recorded investment	0	1,342,501
Impaired financing receivable, with related allowance, unpaid principal balance	0	1,954,501
Impaired financing receivable, related allowance	0	155,000
Impaired financing receivable, with related allowance, average recorded investment	0	586,109
Impaired financing receivable, with related allowance, interest income, accrual method	0	6,137
Impaired financing receivable, recorded investment	4,500,902	3,544,061
Impaired financing receivable, unpaid principal balance	4,611,873	4,411,461
Impaired financing receivable, average recorded investment	4,531,543	2,652,175
Impaired financing receivable, interest income, accrual method	130,896	71,955
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	322,588	1,829,478
Impaired financing receivable, with no related allowance, unpaid principal balance	386,588	1,879,478
Impaired financing receivable, with no related allowance, average recorded investment	342,916	2,398,298
Impaired financing receivable, with no related allowance, interest income, accrual method	28,419	86,180
Impaired financing receivable, with related allowance, recorded investment	0	19,568
Impaired financing receivable, with related allowance, unpaid principal balance	0	60,668
Impaired financing receivable, related allowance	0	19,568
Impaired financing receivable, with related allowance, average recorded investment	0	28,181
Impaired financing receivable, with related allowance, interest income, accrual method	0	0
Impaired financing receivable, recorded investment	322,588	1,849,046
Impaired financing receivable, unpaid principal balance	386,588	1,940,146
Impaired financing receivable, average recorded investment	342,916	2,426,479
Impaired financing receivable, interest income, accrual method	28,419	86,180
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	7,853	23,752
Impaired financing receivable, with no related allowance, unpaid principal balance	7,853	47,752
Impaired financing receivable, with no related allowance, average recorded investment	12,236	294,894
Impaired financing receivable, with no related allowance, interest income, accrual method	0	1,677
Impaired financing receivable, with related allowance, recorded investment	0	148,610
Impaired financing receivable, with related allowance, unpaid principal balance	0	148,610
Impaired financing receivable, related allowance	0	148,610
Impaired financing receivable, with related allowance, average recorded investment	0	207,135
Impaired financing receivable, with related allowance, interest income, accrual method	0	5,608
Impaired financing receivable, recorded investment	7,853	172,362
Impaired financing receivable, unpaid principal balance	7,853	196,362
Impaired financing receivable, average recorded investment	12,236	502,029
Impaired financing receivable, interest income, accrual method	0	7,285
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	31,808,577	27,425,873
Impaired financing receivable, with no related allowance, unpaid principal balance	35,373,833	29,175,328
Impaired financing receivable, with no related allowance, average recorded investment	32,963,079	24,020,047
Impaired financing receivable, with no related allowance, interest income, accrual method	1,036,344	1,186,679
Impaired financing receivable, with related allowance, recorded investment	3,306,618	7,805,844
Impaired financing receivable, with related allowance, unpaid principal balance	4,766,031	9,945,912
Impaired financing receivable, related allowance	440,000	1,313,670
Impaired financing receivable, with related allowance, average recorded investment	3,705,660	4,687,210
Impaired financing receivable, with related allowance, interest income, accrual method	0	228,483
Impaired financing receivable, recorded investment	35,115,195	35,231,717
Impaired financing receivable, unpaid principal balance	40,139,864	39,121,240
Impaired financing receivable, average recorded investment	36,668,739	28,707,257
Impaired financing receivable, interest income, accrual method	$ 1,036,344	$ 1,415,162